INCOME TAXES 04/30/16 (Details Narrative) - USD ($)	Apr. 30, 2016	Apr. 30, 2015
Income Tax Disclosure [Abstract]
Accumulated Non-Capital Losses	$ 8,310,000	$ 6,056,000
Net Operating Losses	$ 15,123,000	$ 12,736,000